Share capital	12 Months Ended
Dec. 31, 2020
Share capital
Share capital

16.  Share capital

Ordinary shares

On January 26, 2018, the Company issued 48,392,050 ordinary shares with par value of US$0.000002 to its shareholders in connection with the incorporation of the Company (Note 1).

Pursuant to the Company’s memorandum and articles of association, upon the completion of the IPO, all the outstanding Preferred Shares were converted into 17,098,700 Class A ordinary shares, and all the outstanding ordinary shares are re-designated into 13,320,650 Class A ordinary shares and 35,071,400 Class B ordinary shares, respectively. The rights of the holders of Class A and Class B ordinary shares are identical, except with respect to voting and conversion rights. Each share of Class A ordinary shares is entitled to one vote per share and is not convertible into Class B ordinary shares under any circumstances. Each share of Class B ordinary shares is entitled to five vote per share and is convertible into one Class A ordinary share at any time by the holder thereof. Upon any transfer of Class B ordinary shares by the holder thereof to any person or entity which is not an affiliate of such holder, such Class B ordinary shares would be automatically converted into equal number of Class A ordinary shares.

On November 15, 2018, the Company completed its IPO on the New York Stock Exchange. The Company offered 4,500,000 Class A ordinary shares at US$10.00 per ADS. Additionally, on December 14, 2018, the underwriters exercised their options to purchase an additional 456,427 ADS at US$10.00 per ADS, representing 456,427 Class A ordinary shares, from the Company, respectively. Net proceeds from the IPO including the over-allotment option after deducting underwriting discount were RMB311,931. Deferred IPO costs of RMB25,528 were recorded as a reduction of the proceeds from the IPO in shareholders’ equity.

As of December 31, 2019 and 2020, there were 35,390,055 and 35,071,400 Class A and Class B ordinary shares outstanding respectively for both year.

Dividends

No dividend was declared for the years ended December 31, 2018, 2019 and 2020.